Finance income and costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	€ 0.7	€ 2.5	€ 0.2
Net fair value gains on derivatives held at fair value through profit or loss	0.0	0.0	1.4
Net foreign exchange gain	4.0	0.0	0.0
Finance income	4.7	2.5	1.6
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (1)	(64.0)	(79.0)	(64.4)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	5.9	21.8	14.6
Net pension interest costs	(2.7)	(3.8)	(3.8)
Amortization of borrowing costs	(2.0)	(2.0)	(1.5)
Net foreign exchange losses on translation of financial assets and liabilities	0.0	(3.9)	(0.3)
Interest on unwinding of discounted items	0.0	0.0	(1.1)
Net fair value losses on derivatives held at fair value through profit or loss	(5.6)	(8.8)	0.0
Financing costs incurred in amendment of terms of debt	0.0	0.0	(1.1)
Finance costs	(68.4)	(75.7)	(57.6)
Net finance costs	€ (63.7)	€ (73.2)	€ (56.0)